Related Party Transactions - Summary of Key Management Personnel Compensation (Details) - Key Management Personnel of Entity or Parent - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Short-term employee benefits	¥ 69	¥ 70	¥ 62
Share-based compensation	135	153	205
Key management personnel compensation	¥ 204	¥ 223	¥ 267